Schedules of Investments (unaudited)
Pax Ellevate Global Women's Leadership Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
COMMUNICATION SERVICES: 5.1%
Adevinta ASA (a)	7,286	$107,355
Auto Trader Group PLC (a)	29,353	224,434
BT Group PLC (a)	271,228	578,614
Cable One, Inc.	200	365,672
Deutsche Telekom AG	101,286	2,041,259
Elisa OYJ	4,323	259,310
Iliad SA	450	85,479
Infrastrutture Wireless Italiane SpA	10,213	113,746
Interpublic Group of Cos Inc., The	11,900	347,480
Match Group, Inc. (a)	7,600	1,044,088
Netflix, Inc. (a)	13,417	6,999,112
Omnicom Group, Inc.	6,542	485,089
Orange SA	60,627	746,073
Pearson PLC	22,877	243,937
Pinterest, Inc., Class A (a)	44,000	3,257,320
Proximus SADP	4,623	100,587
Publicis Groupe SA	34,182	2,084,496
Quebecor, Inc., Class B	5,298	142,241
REA Group, Ltd.	1,602	173,358
Schibsted ASA, Class B	2,979	106,775
SEEK, Ltd.	10,192	222,153
Singapore Telecommunications, Ltd.	248,181	450,959
Spark New Zealand, Ltd.	55,826	174,856
Tele2 AB, Class B	15,176	204,723
Telefonica Deutschland Holding AG	31,638	92,809
Telenor ASA	21,265	374,642
Telia Company AB	74,567	323,305
Telstra Corp., Ltd.	129,610	335,606
TELUS Corp.	12,884	256,614
Verizon Communications, Inc.	125,795	7,314,979
Vodafone Group PLC	815,144	1,486,475
Walt Disney Co., The (a)	54,998	10,148,231
WPP PLC	37,237	474,529
Zillow Group, Inc. (a)	4,400	570,416
		41,936,722

CONSUMER DISCRETIONARY: 16.0%
Accor SA (a)	5,510	207,594
Amazon.com, Inc. (a)	11,700	36,200,737
Aristocrat Leisure, Ltd.	17,465	458,205
Barratt Developments PLC	30,945	318,301
Best Buy Co., Inc.	71,979	8,263,909
Burberry Group PLC (a)	12,299	321,739
Burlington Stores, Inc. (a)	2,054	613,735
Compass Group PLC (a)	54,209	1,095,225
Daimler AG	26,009	2,321,295
Dollar General Corp.	7,640	1,548,017
eBay, Inc.	21,276	1,302,942
Electrolux AB, Class B	6,855	190,577
Expedia Group, Inc. (a)	4,200	722,904
Hennes & Mauritz AB, Class B	131,582	2,965,395
Hermes International	963	1,065,075
Hilton Worldwide Holdings, Inc. (a)	8,445	1,021,169
Husqvarna AB, Class B	12,703	183,134
InterContinental Hotels Group PLC	5,274	362,689
Kering SA	7,876	5,434,891
La Francaise des Jeux SAEM	2,612	118,695
Lowe's Cos., Inc.	22,992	4,372,619
lululemon athletica, Inc. (a)	53,365	16,367,579
LVMH Moet Hennessy Louis Vuitton SE	8,437	5,635,503
Marriott International, Inc., Class A (a)	8,433	1,249,012
Michelin	5,158	772,514
Moncler SpA	5,889	337,256
Next PLC	4,041	437,972
Peloton Interactive, Inc., Class A (a)	6,000	674,640
Renault SA	5,842	252,619
SEB SA	757	133,360
Starbucks Corp.	147,118	16,075,584
Tabcorp Holdings, Ltd.	65,528	234,116
Target Corp.	15,309	3,032,254
Taylor Wimpey PLC	110,749	275,355
TJX Cos., Inc., The	36,454	2,411,432
Ulta Beauty, Inc. (a)	37,732	11,665,602
Vail Resorts, Inc.	1,266	369,242
Valeo SA	6,959	236,100
VF Corp.	10,100	807,192
Wesfarmers, Ltd.	35,032	1,406,836
Whitbread PLC (a)	6,134	289,558
		131,752,573

CONSUMER STAPLES: 11.4%
a2 Milk Co., Ltd. (a)	22,557	136,171
Beiersdorf AG	3,064	323,745
Carrefour SA	18,635	337,398
Clorox Co., The	3,912	754,547
Coca-Cola Amatil, Ltd.	15,401	157,493
Coca-Cola Co., The	234,224	12,345,947
Coles Group, Ltd.	41,361	504,379
Colruyt SA	1,683	100,336
Danone SA	71,457	4,891,092
Diageo PLC	71,546	2,939,214
Empire Co., Ltd., Class A	5,226	162,930
Essity AB, Class B	18,494	584,506
Estee Lauder Cos, Inc., The, Class A	60,867	17,703,168
General Mills, Inc.	18,613	1,141,349
George Weston, Ltd.	2,434	215,529
Heineken Holding NV	3,502	311,181
Heineken NV	7,877	808,636
Henkel AG & Co. KGaA	3,158	312,870
Hershey Co., The	4,515	714,092
ICA Gruppen AB	3,057	149,492
J.M. Smucker Co., The	3,520	445,386
Jeronimo Martins SGPS SA	7,650	128,736
Kellogg Co.	113,287	7,171,067
Kimberly-Clark Corp.	10,449	1,452,933
Kroger Co., The	23,695	852,783
Loblaw Cos, Ltd.	5,466	305,334
L'Oreal SA	44,885	17,194,602
McCormick & Co., Inc.	7,544	672,623
Metro, Inc.	7,707	351,589
Mowi ASA	13,358	331,769
Orkla ASA	22,825	223,845
Pernod Ricard SA	6,367	1,191,770
Procter & Gamble Co., The	75,678	10,249,072
Remy Cointreau SA	686	126,704
Saputo, Inc.	7,446	223,907
Shiseido Co., Ltd.	12,200	820,501
Tesco PLC	234,957	741,812
Treasury Wine Estates, Ltd.	21,912	172,711
Unilever PLC	80,607	4,497,849
Walgreens Boots Alliance, Inc.	22,435	1,231,682
Woolworths Group, Ltd.	38,384	1,195,440
		94,176,190

FINANCIALS: 18.7%
Admiral Group PLC	5,809	248,282
Aegon NV	54,377	258,360
Allianz SE	12,678	3,224,714
Allstate Corp., The	9,590	1,101,891
Ally Financial, Inc.	11,409	515,801
American Express Co.	20,800	2,941,952
American International Group, Inc.	26,223	1,211,765
Amundi SA	1,844	147,376
Aon PLC, Class A	7,131	1,640,914
Assicurazioni Generali SpA	33,526	669,820
Assurant, Inc.	1,884	267,095
ASX, Ltd.	5,884	318,498
Australia & New Zealand Banking Group, Ltd	86,188	1,850,497
Aviva PLC	119,359	672,789
AXA SA	58,778	1,577,849
Banco Santander SA	526,958	1,797,351
Bank Leumi Le-Israel BM (a)	44,153	290,838
Bank of America Corp.	237,033	9,170,807
Bank of Montreal	19,611	1,748,090
Bank of Nova Scotia, The	36,892	2,307,988
BNP Paribas SA	34,182	2,082,685
CaixaBank SA	109,061	338,611
Canadian Imperial Bank of Commerce	78,887	7,724,234
Citigroup, Inc.	63,268	4,602,747
CME Group, Inc.	10,900	2,226,107
CNP Assurances	5,217	98,950
Commerzbank AG	30,446	186,835
Commonwealth Bank of Australia	54,701	3,589,193
Credit Agricole SA (a)	35,065	507,819
Danske Bank A/S	20,961	392,126
Deutsche Boerse AG	5,774	959,458
Direct Line Insurance Group PLC	41,467	179,004
Discover Financial Services	9,363	889,391
DNB ASA	74,791	1,594,763
Eurazeo SA (a)	1,195	90,909
EXOR NV	3,296	277,994
Fifth Third Bancorp	21,700	812,665
FinecoBank Banca Fineco SpA	18,524	303,048
First Republic Bank	5,231	872,269
Gjensidige Forsikring ASA	6,078	142,543
Globe Life, Inc.	3,105	300,036
Goldman Sachs Group, Inc., The	10,000	3,270,000
Groupe Bruxelles Lambert SA	3,433	355,130
Hang Seng Bank, Ltd.	23,300	452,444
Hargreaves Lansdown PLC	10,090	214,388
Hartford Financial Services Group, Inc., The	10,974	732,953
Huntington Bancshares, Inc.	30,983	487,053
iA Financial Corp., Inc.	3,278	178,233
Industrivarden AB, Class C	4,853	170,310
ING Groep NV	118,535	1,447,796
Insurance Australia Group, Ltd.	75,077	267,450
Intact Financial Corp.	4,387	537,597
Intercontinental Exchange, Inc.	16,552	1,848,527
Investor AB, Class B	35,828	2,858,709
JPMorgan Chase & Co.	92,700	14,111,722
KeyCorp.	29,678	592,966
Kinnevik AB, Class B (a)	7,922	385,025
Legal & General Group PLC	181,323	696,193
Lincoln National Corp.	5,972	371,876
M&G PLC	79,008	225,778
Macquarie Group, Ltd.	10,437	1,216,732
Manulife Financial Corp.	59,621	1,282,371
Medibank Pvt, Ltd.	83,691	178,387
MetLife, Inc.	23,509	1,429,112
Moody's Corp.	5,165	1,542,321
Muenchener Rueckversicherungs AG	4,258	1,311,332
National Australia Bank, Ltd.	99,982	1,980,894
National Bank of Canada	10,275	698,000
Natixis SA (a)	28,772	137,526
Natwest Group PLC	147,385	398,798
Nordea Bank Apb	98,458	970,820
Onex Corp.	2,552	158,721
PNC Financial Services Group, Inc., The	12,963	2,273,840
Poste Italiane SpA	15,877	201,631
Principal Financial Group, Inc.	283,382	16,991,585
Progressive Corp., The	17,796	1,701,476
QBE Insurance Group, Ltd.	44,648	326,980
Reinsurance Group of America, Inc.	2,096	264,201
Royal Bank of Canada	43,294	3,991,785
RSA Insurance Group PLC	31,439	294,935
S&P Global, Inc.	7,407	2,613,708
Schroders PLC	3,778	182,277
SCOR SE	4,819	164,150
Skandinaviska Enskilda Banken AB, Class A (a)	49,458	603,313
Societe Generale SA	24,637	644,130
Standard Chartered PLC	81,526	561,350
Standard Life Aberdeen PLC	68,146	272,245
State Street Corp.	10,781	905,712
Sun Life Financial, Inc.	17,867	902,947
Suncorp Group, Ltd.	38,887	292,979
Svenska Handelsbanken AB, Class A	47,280	513,990
Swedbank AB, Class A	27,521	485,247
Synchrony Financial	16,017	651,251
T Rowe Price Group, Inc.	6,900	1,184,040
Toronto-Dominion Bank, The	54,872	3,578,666
Travelers Cos., Inc., The	7,700	1,158,080
Tryg A/S	5,818	137,124
U.S. Bancorp	41,277	2,283,031
Voya Financial, Inc.	83,691	5,326,095
Wendel SA	815	101,142
Westpac Banking Corp.	109,755	2,035,839
Willis Towers Watson PLC	4,008	917,351
Zurich Insurance Group AG	4,573	1,946,504
		154,150,832

HEALTH CARE: 12.9%
Abbott Laboratories	53,886	6,457,698
AbbVie, Inc.	53,700	5,811,414
Alcon, Inc. (a)	14,943	1,048,631
Alexion Pharmaceuticals, Inc. (a)	6,661	1,018,534
Alnylam Pharmaceuticals, Inc. (a)	15,474	2,184,774
AmerisourceBergen Corp.	4,688	553,512
Anthem, Inc.	14,072	5,051,144
AstraZeneca PLC	39,879	3,980,262
Becton Dickinson & Co.	8,879	2,158,929
Cardinal Health, Inc.	8,925	542,194
Cerner Corp.	9,300	668,484
CSL, Ltd.	13,809	2,790,851
CVS Health Corp.	39,827	2,996,185
DaVita, Inc. (a)	2,500	269,425
Eli Lilly & Co.	26,177	4,890,387
Genmab A/S (a)	1,989	654,170
Gilead Sciences, Inc.	38,154	2,465,893
GlaxoSmithKline PLC	152,471	2,699,164
GN Store Nord AS	3,891	306,256
Hologic, Inc. (a)	7,871	585,445
IDEXX Laboratories, Inc. (a)	2,659	1,301,075
Illumina, Inc. (a)	4,500	1,728,270
Insulet Corp. (a)	2,000	521,840
Ipsen SA	1,147	98,326
Johnson & Johnson	80,053	13,156,712
Koninklijke Philips NV	27,686	1,578,804
McKesson Corp.	9,777	1,906,906
Merck & Co., Inc.	76,900	5,928,221
Merck KGaA	3,928	671,900
Novo Nordisk A/S, Class B	52,328	3,526,049
Orion OYJ, Class B	3,219	128,975
Pfizer, Inc.	168,900	6,119,247
Quest Diagnostics, Inc.	51,448	6,602,836
Recordati SpA	3,178	170,911
Ryman Healthcare, Ltd.	12,156	130,114
Sanofi	34,432	3,404,779
Sarepta Therapeutics, Inc. (a)	2,300	171,419
Smith & Nephew PLC	26,609	505,171
Stryker Corp.	23,636	5,757,257
UCB SA	3,842	365,235
Varian Medical Systems, Inc. (a)	2,800	494,284
Vertex Pharmaceuticals, Inc. (a)	7,964	1,711,384
Waters Corp. (a)	1,954	555,268
Zoetis, Inc.	14,474	2,279,366
		105,947,701

INDUSTRIALS: 7.9%
Aeroports de Paris	903	107,727
Air Canada (a)	5,000	104,042
Alfa Laval AB	9,561	288,966
Allegion PLC	2,852	358,268
Alstom SA (a)	7,618	379,582
Assa Abloy AB, Class B	30,459	876,622
Auckland International Airport, Ltd.	38,037	208,846
Aurizon Holdings, Ltd.	58,184	172,906
Booz Allen Hamilton Holding Corp.	4,800	386,544
Brambles, Ltd.	45,695	368,606
Bureau Veritas SA	8,927	254,032
Canadian National Railway Co.	21,590	2,505,519
Cie de Saint-Gobain	15,725	928,585
Cummins, Inc.	4,578	1,186,206
Deutsche Lufthansa AG (a)	9,083	120,471
Equifax, Inc.	3,700	670,181
FedEx Corp.	7,600	2,158,704
GEA Group AG	4,663	191,256
Getlink SE (a)	13,371	204,971
KION Group AG	2,194	216,780
Legrand SA	14,498	1,346,981
MTR Corp., Ltd.	47,388	269,518
Otis Worldwide Corp.	12,600	862,470
Pentair PLC	5,055	315,028
Qantas Airways, Ltd.	28,084	108,998
Randstad NV	3,621	254,176
RELX PLC	58,703	1,472,317
Republic Services, Inc.	6,813	676,872
Ritchie Bros Auctioneers, Inc.	134,800	7,892,563
Schneider Electric SE	16,371	2,493,878
Securitas AB, Class B	9,516	161,845
Siemens AG	23,248	3,819,913
Skanska AB, Class B	10,338	259,273
Smiths Group PLC	12,041	255,082
Sunrun, Inc. (a)	276,700	16,734,817
Sydney Airport (a)	40,184	189,879
Teleperformance	1,785	650,803
Transurban Group	83,150	845,321
United Parcel Service, Inc., Class B	21,500	3,654,785
Verisk Analytics, Inc.	4,700	830,443
Wolters Kluwer NV	110,737	9,618,041
WSP Global, Inc.	3,509	333,839
		64,735,656

INFORMATION TECHNOLOGY: 16.4%
Accenture PLC, Class A	19,381	5,354,001
Afterpay, Ltd. (a)	6,461	504,630
ANSYS, Inc. (a)	2,675	908,323
Arista Networks, Inc. (a)	1,800	543,402
Atos SE (a)	3,009	234,596
Autodesk, Inc. (a)	43,534	12,065,448
Avalara, Inc. (a)	7,500	1,000,725
Capgemini SE	4,892	831,772
CDW Corp.	4,387	727,145
Cisco Systems, Inc.	128,375	6,638,271
Computershare, Ltd.	14,394	165,164
Dassault Systemes SA	4,016	858,375
DocuSign,Inc. (a)	5,313	1,075,617
Dropbox, Inc., Class A (a)	9,666	257,696
Halma PLC	11,538	377,485
Hexagon AB, Class B	8,553	789,513
HP, Inc.	43,541	1,382,427
IBM	27,120	3,614,011
Intuit, Inc.	7,937	3,040,347
Microsoft Corp.	177,352	41,814,282
Nexi SpA (a)	13,355	233,008
Nokia OYJ (a)	171,814	686,162
Okta, Inc. (a)	3,701	815,811
PayPal Holdings Inc (a)	33,901	8,232,519
Sage Group PLC, The	33,152	280,074
salesforce.com, Inc. (a)	27,709	5,870,706
SAP SE	31,733	3,892,262
Shopify, Inc., Class A (a)	3,300	3,643,287
Slack Technologies, Inc., Class A (a)	11,900	483,497
Splunk, Inc. (a)	4,829	654,233
Square, Inc., Class A (a)	11,303	2,566,346
Texas Instruments, Inc.	27,841	5,261,671
Twilio, Inc., Class A (a)	25,169	8,576,588
Visa, Inc., Class A	51,266	10,854,550
Western Union Co., The	12,537	309,162
WiseTech Global, Ltd.	4,428	98,531
Worldline SA (a)	7,276	609,124
		135,250,761

MATERIALS: 6.7%
Air Liquide SA	68,490	11,182,768
Akzo Nobel NV	5,864	654,691
Arkema SA	2,099	254,200
BlueScope Steel, Ltd.	15,275	225,409
Boliden AB	8,312	308,403
Celanese Corp.	59,900	8,973,619
Chr. Hansen Holding A/S (a)	3,206	291,216
Covestro AG	5,578	375,292
Dow, Inc.	22,536	1,440,952
Ecolab, Inc.	7,851	1,680,664
Evonik Industries AG	6,373	225,508
Fortescue Metals Group, Ltd.	54,760	834,575
International Flavors & Fragrances, Inc.	6,900	963,309
Johnson Matthey PLC	5,882	244,338
Kinross Gold Corp.	38,296	255,063
Koninklijke DSM NV	74,374	12,573,532
Lundin Mining Corp.	20,100	206,806
Mondi PLC	14,756	376,179
Newmont Corp.	127,953	7,711,727
Norsk Hydro ASA	40,869	262,500
Northern Star Resources, Ltd.	33,418	242,071
Novozymes A/S, Class B	6,325	404,716
Nutrien, Ltd.	17,300	931,973
PPG Industries, Inc.	7,242	1,088,183
Solvay SA	2,253	280,398
Stora Enso OYJ, Class R	17,679	329,801
Svenska Cellulosa AB SCA, Class B	18,412	325,894
Yara International ASA	54,336	2,830,607
		55,474,394

REAL ESTATE: 1.3%
Ascendas Real Estate Investment Trust, REIT	97,700	221,936
Azrieli Group, Ltd.	1,290	79,714
British Land Co. PLC, The, REIT	26,753	186,126
Camden Property Trust, REIT	2,977	327,202
Canadian Apartment Properties, REIT	2,615	112,074
City Developments, Ltd.	13,900	82,672
Covivio, REIT	1,580	135,135
Dexus, REIT	33,161	246,574
Equity LifeStyle Properties, Inc., REIT	5,281	336,083
Gecina SA, REIT	1,395	192,023
GPT Group, The, REIT	59,195	207,655
Healthpeak Properties, Inc., REIT	16,400	520,536
Host Hotels & Resorts, Inc., REIT	21,488	362,073
Iron Mountain, Inc., REIT	8,806	325,910
Klepierre SA, REIT	5,925	137,909
Land Securities Group PLC, REIT	21,406	203,542
LendLease Group	20,916	206,220
Link, REIT	62,884	573,737
Mapletree Logistics Trust, REIT	87,900	126,392
Mirvac Group, REIT	119,641	228,228
RioCan Real Estate Investment Trust, REIT	4,796	74,266
Scentre Group, REIT	157,729	339,605
Stockland, REIT	72,475	243,293
Sun Communities, Inc., REIT	3,000	450,120
Suntec Real Estate Investment Trust, REIT	60,100	69,855
Swire Properties, Ltd.	35,600	110,502
Unibail-Rodamco-Westfield, REIT	4,208	336,212
Ventas, Inc., REIT	11,400	608,076
VICI Properties, Inc., REIT (b)	16,300	460,312
Vicinity Centres, REIT	117,587	148,648
Vonovia SE	15,846	1,035,524
Welltower, Inc., REIT	12,763	914,214
Weyerhaeuser Co., REIT	22,737	809,437
		10,411,805

UTILITIES: 2.8%
American Water Works Co., Inc.	114,958	17,234,504
Edison International	11,499	673,841
Electricite de France SA	18,863	253,032
Elia Group SA	939	103,410
Engie SA (a)	55,504	788,452
Essential Utilities, Inc.	7,100	317,725
Hydro One, Ltd.	10,043	233,913
Meridian Energy, Ltd.	38,937	146,786
National Grid PLC	106,974	1,269,843
Orsted A/S	5,749	928,264
Red Electrica Corp. SA	13,155	233,342
Severn Trent PLC	7,257	230,826
Suez	35,856	759,394
United Utilities Group PLC	20,722	264,794
		23,438,126

TOTAL COMMON STOCKS		817,274,760
(Cost $633,665,315)

PREFERRED STOCKS: 0.1%
CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	5,415	608,828

MATERIALS: 0.0% (c)
Fuchs Petrolub SE	2,113	101,253

TOTAL PREFERRED STOCKS		710,081
(Cost $671,027)

RIGHTS: 0.0% (c)
INFORMATION TECHNOLOGY: 0.0% (c)
Computershare, Ltd. (a)	1,636	1,888
(Cost $0,000)

MONEY MARKET: 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.040% (d)(e)	3,081,846	3,081,846
(Cost $3,081,846)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.033% (d)(e)	397,300	397,300
(Cost $397,300)

TOTAL INVESTMENTS: 99.7%		821,465,875
(Cost $637,815,488)

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (c)		(397,300)

Other assets and liabilities - (net): 0.3%		2,197,787

Net Assets: 100.0%		$823,266,362

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2021. The total market value of securities on loan as of March 31, 2021 was $460,312.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Australia	$25,086,801	3.0%
Belgium	1,201,687	0.1%
Canada	41,060,123	5.0%
Denmark	6,639,921	0.8%
Finland	1,404,248	0.2%
France	72,616,512	8.8%
Germany	22,033,307	2.7%
Hong Kong	1,406,201	0.2%
Israel	370,552	0.0%*
Italy	2,029,420	0.2%
Japan	820,501	0.1%
Netherlands	27,505,216	3.3%
New Zealand	796,773	0.1%
Norway	5,867,444	0.7%
Portugal	128,736	0.0%*
Singapore	951,814	0.1%
Spain	2,369,304	0.3%
Sweden	13,599,062	1.7%
Switzerland	2,995,134	0.4%
United Kingdom	30,578,944	3.7%
United States	558,525,029	67.9%
Money Market	3,081,846	0.4%
Other assets and liabilities (net)	2,197,787	0.3%
TOTAL	823,266,362	100.0%

*	Rounds to less than 0.05%.

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.